Quarterly Holdings Report
for
Fidelity® High Yield Factor ETF
May 31, 2022
HIE-NPRT3-0722
1.9887639.103

Schedule of Investments May 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 96.5%
	Principal Amount(a)	Value
COMMUNICATION SERVICES – 12.0%
Diversified Telecommunication Services – 2.2%
Acuris Finance U.S., Inc. / Acuris Finance Sarl 5.00% 5/1/28 (b)	$ 735,000	$ 636,694
Altice France SA:
5.125% 7/15/29 (b)	1,390,000	1,213,296
5.50% 10/15/29 (b)	410,000	355,675
Frontier Communications Holdings LLC:
5.00% 5/1/28 (b)	607,000	564,659
6.00% 1/15/30 (b)	455,000	386,345
Level 3 Financing, Inc. 5.375% 5/1/25	98,000	97,878
Lumen Technologies, Inc.:
4.50% 1/15/29 (b)	755,000	620,367
5.375% 6/15/29 (b)	375,000	321,562
6.875% 1/15/28	330,000	315,163
Telecom Italia Capital S.A. 7.20% 7/18/36	1,056,000	954,455
Telesat Canada / Telesat LLC 4.875% 6/1/27 (b)	355,000	241,400
		5,707,494
Entertainment – 1.4%
Live Nation Entertainment, Inc.:
3.75% 1/15/28 (b)	2,490,000	2,296,776
4.875% 11/1/24 (b)	1,364,000	1,351,506
Playtika Holding Corp. 4.25% 3/15/29 (b)	145,000	126,984
		3,775,266
Interactive Media & Services – 1.3%
Match Group Holdings II LLC 3.625% 10/1/31 (b)	2,350,000	1,996,795
TripAdvisor, Inc. 7.00% 7/15/25 (b)	1,450,000	1,500,098
		3,496,893
Media – 7.0%
Altice Financing SA 5.75% 8/15/29 (b)	700,000	626,500
Cable One, Inc. 4.00% 11/15/30 (b)	1,403,000	1,241,156
CCO Holdings LLC / CCO Holdings Capital Corp.:
4.25% 1/15/34 (b)	3,115,000	2,580,357
4.50% 5/1/32	2,345,000	2,063,131
Cimpress PLC 7.00% 6/15/26 (b)	665,000	565,250
CSC Holdings LLC:
4.50% 11/15/31 (b)	1,350,000	1,157,625
5.00% 11/15/31 (b)	815,000	642,587

		Principal Amount(a)	Value

DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875% 8/15/27 (b)		$ 715,000	$ 674,245
DISH DBS Corp.:
5.125% 6/1/29		1,515,000	1,069,226
5.75% 12/1/28 (b)		600,000	489,738
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		305,000	321,546
Gray Escrow II, Inc. 5.375% 11/15/31 (b)		370,000	336,965
iHeartCommunications, Inc. 4.75% 1/15/28 (b)		232,000	209,062
Iliad Holding SASU 7.00% 10/15/28 (b)		500,000	481,915
Lamar Media Corp. 3.625% 1/15/31		2,069,000	1,846,531
Liberty Interactive LLC 8.25% 2/1/30		244,000	176,163
NEWS Corp. 5.125% 2/15/32 (b)		800,000	762,000
Summer BC Bidco B LLC 5.50% 10/31/26 (b)		700,000	651,700
Univision Communications, Inc. 4.50% 5/1/29 (b)		768,000	703,680
Virgin Media Vendor Financing Notes IV DAC 5.00% 7/15/28 (b)		400,000	366,346
VZ Secured Financing BV 5.00% 1/15/32 (b)		1,000,000	904,688
Windstream Escrow LLC / Windstream Escrow Finance Corp. 7.75% 8/15/28 (b)		266,000	244,983
WMG Acquisition Corp. 3.75% 12/1/29 (b)		600,000	551,328
			18,666,722
Wireless Telecommunication Services – 0.1%
United States Cellular Corp. 6.70% 12/15/33		305,000	304,695
TOTAL COMMUNICATION SERVICES	31,951,070
CONSUMER DISCRETIONARY – 12.7%
Auto Components – 0.2%
Tenneco, Inc. 5.125% 4/15/29 (b)		180,000	176,386
The Goodyear Tire & Rubber Co. 5.625% 4/30/33		337,000	300,884
			477,270
Automobiles – 1.9%
Ford Motor Credit Co. LLC:
2.90% 2/10/29		3,000,000	2,565,690

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
CONSUMER DISCRETIONARY – continued
Automobiles – continued
4.95% 5/28/27	$ 2,000,000	$1,990,565
Jaguar Land Rover Automotive PLC 5.50% 7/15/29 (b)	650,000	507,000
		5,063,255
Hotels, Restaurants & Leisure – 7.3%
1011778 BC ULC / New Red Finance, Inc. 4.00% 10/15/30 (b)	645,000	568,506
Bloomin' Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (b)	265,000	232,538
Boyd Gaming Corp. 4.75% 6/15/31 (b)	275,000	251,625
Boyne USA, Inc. 4.75% 5/15/29 (b)	500,000	465,000
Caesars Entertainment, Inc. 6.25% 7/1/25 (b)	869,000	880,297
Carnival Corp.:
4.00% 8/1/28 (b)	520,000	471,432
6.00% 5/1/29 (b)	500,000	422,500
7.625% 3/1/26 (b)	880,000	826,109
9.875% 8/1/27 (b)	410,000	434,651
CDI Escrow Issuer, Inc. 5.75% 4/1/30 (b)	1,500,000	1,471,425
Cinemark USA, Inc. 5.875% 3/15/26 (b)	300,000	284,889
Empire Resorts, Inc. 7.75% 11/1/26 (b)	350,000	329,000
Everi Holdings, Inc. 5.00% 7/15/29 (b)	565,000	502,217
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (b)	500,000	433,300
FirstCash, Inc. 5.625% 1/1/30 (b)	2,750,000	2,622,001
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc:
4.875% 7/1/31 (b)	400,000	352,548
5.00% 6/1/29 (b)	550,000	511,489
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	170,000	156,939
Lindblad Expeditions LLC 6.75% 2/15/27 (b)	500,000	486,900
Marriott Ownership Resorts, Inc. 4.50% 6/15/29 (b)	340,000	302,073
MGM Resorts International 6.75% 5/1/25	151,000	153,416
Papa John's International, Inc. 3.875% 9/15/29 (b)	200,000	178,990

	Principal Amount(a)	Value

Penn National Gaming, Inc. 4.125% 7/1/29 (b)	$ 230,000	$ 188,232
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp. 5.875% 9/1/31 (b)	400,000	313,088
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875% 11/1/26 (b)	405,000	375,152
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	376,000	376,711
5.375% 7/15/27 (b)	265,000	225,044
5.50% 8/31/26 (b)	1,100,000	965,250
Station Casinos LLC 4.625% 12/1/31 (b)	515,000	436,242
TKC Holdings, Inc. 6.875% 5/15/28 (b)	300,000	275,766
Travel + Leisure Co.:
4.50% 12/1/29 (b)	505,000	445,662
6.60% 10/1/25	34,000	35,190
6.625% 7/31/26 (b)	270,000	277,193
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	235,000	202,100
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	533,000	502,949
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (b)	75,000	73,167
Yum! Brands, Inc.:
3.625% 3/15/31	140,000	123,822
4.75% 1/15/30 (b)	150,000	144,375
5.375% 4/1/32	2,000,000	1,950,000
6.875% 11/15/37	272,000	286,960
		19,534,748
Household Durables – 0.6%
Ashton Woods USA LLC / Ashton Woods Finance Co. 4.625% 4/1/30 (b)	165,000	139,013
LGI Homes, Inc. 4.00% 7/15/29 (b)	860,000	724,550
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	495,000	412,879
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	280,000	277,721
		1,554,163
Internet & Direct Marketing Retail – 0.0%
GrubHub Holdings, Inc. 5.50% 7/1/27 (b)	115,000	93,437
Leisure Products – 0.1%
Vista Outdoor, Inc. 4.50% 3/15/29 (b)	310,000	266,600
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – 2.2%
Ambience Merger Sub, Inc. 4.875% 7/15/28 (b)		$ 235,000	$ 189,375
Asbury Automotive Group, Inc.:
4.75% 3/1/30		1,414,000	1,283,205
5.00% 2/15/32 (b)		205,000	185,646
BlueLinx Holdings, Inc. 6.00% 11/15/29 (b)		350,000	311,500
Foot Locker, Inc. 4.00% 10/1/29 (b)		150,000	123,466
Group 1 Automotive, Inc. 4.00% 8/15/28 (b)		2,100,000	1,912,575
LCM Investments Holdings II LLC 4.875% 5/1/29 (b)		125,000	106,563
Macy's Retail Holdings LLC 5.875% 4/1/29 to 3/15/30 (b)		730,000	683,486
Magic Mergeco, Inc. 5.25% 5/1/28 (b)		355,000	291,987
PetSmart, Inc. / PetSmart Finance Corp. 4.75% 2/15/28 (b)		115,000	105,800
Sonic Automotive, Inc. 4.875% 11/15/31 (b)		500,000	432,825
Victoria's Secret & Co. 4.625% 7/15/29 (b)		230,000	189,175
			5,815,603
Textiles, Apparel & Luxury Goods – 0.4%
Crocs, Inc.:
4.125% 8/15/31 (b)		435,000	346,993
4.25% 3/15/29 (b)		150,000	124,955
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		100,000	85,061
Wolverine World Wide, Inc. 4.00% 8/15/29 (b)		665,000	551,554
			1,108,563
TOTAL CONSUMER DISCRETIONARY	33,913,639
CONSUMER STAPLES – 3.2%
Food & Staples Retailing – 0.1%
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		145,000	133,110
4.75% 2/15/29 (b)		240,000	225,282
			358,392
Food Products – 0.8%
C&S Group Enterprises LLC 5.00% 12/15/28 (b)		150,000	124,557
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (b)		805,000	745,631
Performance Food Group, Inc. 4.25% 8/1/29 (b)		560,000	497,538

		Principal Amount(a)	Value

Post Holdings, Inc.:
4.50% 9/15/31 (b)		$ 535,000	$469,462
5.50% 12/15/29 (b)		210,000	199,959
			2,037,147
Household Products – 1.2%
Resideo Funding, Inc. 4.00% 9/1/29 (b)		3,373,000	2,858,618
Spectrum Brands, Inc. 3.875% 3/15/31 (b)		350,000	299,250
			3,157,868
Personal Products – 0.4%
Coty Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 4.75% 1/15/29 (b)		500,000	441,900
HLF Financing Sarl LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		430,000	309,110
Prestige Brands, Inc. 3.75% 4/1/31 (b)		440,000	371,716
			1,122,726
Tobacco – 0.7%
Turning Point Brands, Inc. 5.625% 2/15/26 (b)		1,400,000	1,282,978
Vector Group Ltd. 5.75% 2/1/29 (b)		680,000	612,000
			1,894,978
TOTAL CONSUMER STAPLES	8,571,111
ENERGY – 14.1%
Energy Equipment & Services – 0.6%
Bristow Group, Inc. 6.875% 3/1/28 (b)		300,000	284,728
CGG SA 8.75% 4/1/27 (b)		140,000	133,700
Nabors Industries, Inc. 7.375% 5/15/27 (b)		200,000	201,678
Oceaneering International, Inc. 4.65% 11/15/24		375,000	368,239
Patterson-UTI Energy, Inc. 5.15% 11/15/29		150,000	139,261
Tervita Corp. 11.00% 12/1/25 (b)		160,000	176,000
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26		49,000	47,836
Weatherford International Ltd. 6.50% 9/15/28 (b)		350,000	344,313
			1,695,755

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – 13.5%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)	$ 185,000	$ 188,700
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375% 6/15/29 (b)	515,000	516,352
Antero Resources Corp. 8.375% 7/15/26 (b)	275,000	299,062
Ascent Resources Utica Holdings LLC / ARU Finance Corp. 5.875% 6/30/29 (b)	100,000	95,750
Baytex Energy Corp. 8.75% 4/1/27 (b)	145,000	152,250
Buckeye Partners LP:
4.125% 3/1/25 (b)	100,000	98,305
4.50% 3/1/28 (b)	330,000	307,223
5.85% 11/15/43	215,000	167,657
California Resources Corp. 7.125% 2/1/26 (b)	190,000	194,750
Calumet Specialty Products Partners LP / Calumet Finance Corp. 8.125% 1/15/27 (b)	300,000	264,000
CITGO Petroleum Corp.:
6.375% 6/15/26 (b)	315,000	310,275
7.00% 6/15/25 (b)	224,000	224,672
Civitas Resources, Inc. 5.00% 10/15/26 (b)	1,100,000	1,051,259
CNX Midstream Partners LP 4.75% 4/15/30 (b)	120,000	107,007
CNX Resources Corp. 6.00% 1/15/29 (b)	200,000	198,670
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)	400,000	384,000
Comstock Resources, Inc. 5.875% 1/15/30 (b)	285,000	271,964
Coronado Finance Pty Ltd. 10.75% 5/15/26 (b)	180,000	194,175
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 6/15/31 (b)	700,000	663,035
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.00% 2/1/29 (b)	275,000	259,449
DCP Midstream LP 7.375% (c)(d)	143,000	131,962
Delek Logistics Partners LP / Delek Logistics Finance Corp. 7.125% 6/1/28 (b)	195,000	189,226

	Principal Amount(a)	Value

DT Midstream, Inc. 4.125% 6/15/29 (b)	$ 800,000	$ 749,100
Earthstone Energy Holdings LLC 8.00% 4/15/27 (b)	500,000	508,165
Encino Acquisition Partners Holdings LLC 8.50% 5/1/28 (b)	300,000	300,000
Energy Ventures Gom LLC / EnVen Finance Corp. 11.75% 4/15/26 (b)	95,000	97,969
EnLink Midstream Partners LP 5.45% 6/1/47	480,000	384,444
Enviva Partners LP / Enviva Partners Finance Corp. 6.50% 1/15/26 (b)	1,000	1,000
EQM Midstream Partners LP:
4.50% 1/15/29 (b)	450,000	399,055
6.50% 7/1/27 (b)	331,000	331,000
7.50% 6/1/27	600,000	600,000
EQT Corp. 7.50% 2/1/30	171,000	189,841
Ferrellgas LP / Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	500,000	458,750
Genesis Energy LP / Genesis Energy Finance Corp. 8.00% 1/15/27	625,000	616,494
Harvest Midstream I LP 7.50% 9/1/28 (b)	250,000	250,804
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	175,000	160,379
5.50% 10/15/30 (b)	125,000	123,300
Hilcorp Energy I LP / Hilcorp Finance Co.:
6.00% 2/1/31 (b)	125,000	121,813
6.25% 11/1/28 (b)	60,000	60,450
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (b)	315,000	296,061
Howard Midstream Energy Partners LLC 6.75% 1/15/27 (b)	300,000	287,828
Independence Energy Finance LLC 7.25% 5/1/26 (b)	600,000	581,964
Ithaca Energy North Sea PLC 9.00% 7/15/26 (b)	500,000	503,750
Laredo Petroleum, Inc. 7.75% 7/31/29 (b)	500,000	492,500
Matador Resources Co. 5.875% 9/15/26	197,000	198,970
MEG Energy Corp. 5.875% 2/1/29 (b)	330,000	329,215
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Moss Creek Resources Holdings, Inc. 7.50% 1/15/26 (b)	$ 310,000	$ 279,775
Murphy Oil Corp.:
5.75% 8/15/25	980,000	994,658
6.375% 7/15/28	300,000	307,747
New Fortress Energy, Inc. 6.50% 9/30/26 (b)	630,000	613,500
Northern Oil and Gas, Inc. 8.125% 3/1/28 (b)	210,000	214,725
NuStar Logistics LP:
5.625% 4/28/27	160,000	160,480
6.375% 10/1/30	325,000	317,980
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 4/1/29 (b)	700,000	717,500
Oasis Petroleum, Inc. 6.375% 6/1/26 (b)	300,000	301,500
Occidental Petroleum Corp.:
6.125% 1/1/31	3,410,000	3,699,850
6.625% 9/1/30	2,201,000	2,467,332
7.50% 5/1/31	10,000	11,990
Parkland Corp. 4.625% 5/1/30 (b)	1,820,000	1,641,294
Parkland Fuel Corp. 5.875% 7/15/27 (b)	512,000	501,606
PBF Holding Co. LLC / PBF Finance Corp.:
6.00% 2/15/28	315,000	279,273
9.25% 5/15/25 (b)	285,000	296,044
PDC Energy, Inc. 6.125% 9/15/24	433,000	435,165
Range Resources Corp. 8.25% 1/15/29	679,000	735,170
Rockcliff Energy II LLC 5.50% 10/15/29 (b)	500,000	472,500
Rockies Express Pipeline LLC 4.80% 5/15/30 (b)	745,000	653,737
SM Energy Co.:
6.50% 7/15/28	95,000	94,351
6.75% 9/15/26	85,000	85,980
Solaris Midstream Holdings LLC 7.625% 4/1/26 (b)	260,000	260,000
Southwestern Energy Co.:
5.375% 3/15/30	300,000	303,750
7.75% 10/1/27	300,000	316,435
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 8.50% 10/15/26 (b)	300,000	288,201

		Principal Amount(a)	Value

Sunoco LP / Sunoco Finance Corp.:
4.50% 5/15/29		$ 301,000	$ 280,231
4.50% 4/30/30 (b)		2,000,000	1,820,000
Superior Plus LP / Superior General Partner, Inc. 4.50% 3/15/29 (b)		145,000	135,394
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 6.00% 9/1/31 (b)		500,000	440,914
Tap Rock Resources LLC 7.00% 10/1/26 (b)		240,000	238,594
Teine Energy Ltd. 6.875% 4/15/29 (b)		85,000	84,150
Venture Global Calcasieu Pass LLC 4.125% 8/15/31 (b)		360,000	337,500
Vermilion Energy, Inc. 6.875% 5/1/30		1,000,000	958,520
Vine Energy Holdings LLC 6.75% 4/15/29 (b)		300,000	316,200
Western Midstream Operating LP 5.75% 2/1/50		715,000	635,375
			36,010,016
TOTAL ENERGY	37,705,771
FINANCIALS – 10.8%
Banks – 0.2%
UniCredit SpA 7.296% 4/2/34 (b)(d)		428,000	432,058
Capital Markets – 2.1%
Brightsphere Investment Group, Inc. 4.80% 7/27/26		1,263,000	1,176,819
Coinbase Global, Inc. 3.625% 10/1/31 (b)		1,450,000	978,750
ION Trading Technologies Sarl 5.75% 5/15/28 (b)		530,000	471,700
Jane Street Group / JSG Finance, Inc. 4.50% 11/15/29 (b)		165,000	154,275
LPL Holdings, Inc.:
4.00% 3/15/29 (b)		2,000,000	1,852,500
4.375% 5/15/31 (b)		1,050,000	943,688
			5,577,732
Consumer Finance – 3.6%
Credit Acceptance Corp. 6.625% 3/15/26		371,000	375,693
Enova International, Inc. 8.50% 9/15/25 (b)		325,000	291,688
goeasy Ltd. 4.375% 5/1/26 (b)		2,115,000	1,887,637
LD Holdings Group LLC 6.125% 4/1/28 (b)		215,000	172,538

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Consumer Finance – continued
Nationstar Mortgage Holdings, Inc. 5.75% 11/15/31 (b)	$ 440,000	$ 403,700
Navient Corp.:
4.875% 3/15/28	500,000	439,170
5.50% 3/15/29	500,000	436,375
OneMain Finance Corp. 3.875% 9/15/28	2,315,000	2,005,438
PennyMac Financial Services, Inc. 5.75% 9/15/31 (b)	600,000	520,494
PRA Group, Inc.:
5.00% 10/1/29 (b)	1,500,000	1,347,698
7.375% 9/1/25 (b)	1,261,000	1,271,153
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 4.00% 10/15/33 (b)	530,000	434,600
World Acceptance Corp. 7.00% 11/1/26 (b)	100,000	77,250
		9,663,434
Diversified Financial Services – 3.8%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625% 7/15/26 (b)	191,000	189,292
Burford Capital Global Finance LLC 6.25% 4/15/28 (b)	600,000	562,143
Castlelake Aviation Finance DAC 5.00% 4/15/27 (b)	215,000	184,882
Compass Group Diversified Holdings LLC:
5.00% 1/15/32 (b)	500,000	415,000
5.25% 4/15/29 (b)	1,865,000	1,682,659
Deutsche Bank AG:
3.729% 1/14/32 (d)	200,000	166,767
4.875% 12/1/32 (d)	134,000	122,428
Global Aircraft Leasing Co. Ltd. 6.50% 9/15/24 (b)	510,335	412,095
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
4.375% 2/1/29	300,000	272,028
4.75% 9/15/24	412,000	410,902
5.25% 5/15/27	2,138,000	2,055,152
6.25% 5/15/26	482,000	485,110
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.00% 8/15/28 (b)	700,000	631,302
Midcap Financial Issuer Trust 5.625% 1/15/30 (b)	250,000	195,000
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375% 2/1/27 (b)	500,000	485,000

		Principal Amount(a)	Value

StoneX Group, Inc. 8.625% 6/15/25 (b)		$ 951,000	$ 980,510
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)		500,000	425,000
7.875% 5/1/27 (b)		500,000	470,335
			10,145,605
Insurance – 0.6%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 4.25% 10/15/27 (b)		600,000	568,234
AmWINS Group, Inc. 4.875% 6/30/29 (b)		450,000	416,711
HUB International Ltd. 5.625% 12/1/29 (b)		255,000	237,788
Ryan Specialty Group LLC 4.375% 2/1/30 (b)		500,000	450,042
			1,672,775
Thrifts & Mortgage Finance – 0.5%
Freedom Mortgage Corp. 6.625% 1/15/27 (b)		700,000	600,926
MGIC Investment Corp. 5.25% 8/15/28		50,000	48,368
NMI Holdings, Inc. 7.375% 6/1/25 (b)		727,000	761,714
			1,411,008
TOTAL FINANCIALS	28,902,612
HEALTH CARE – 8.2%
Biotechnology – 0.2%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		295,000	233,206
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		250,000	228,438
			461,644
Health Care Equipment & Supplies – 0.5%
Avantor Funding, Inc. 3.875% 11/1/29 (b)		1,450,000	1,345,948
Health Care Providers & Services – 4.1%
AMN Healthcare, Inc. 4.00% 4/15/29 (b)		1,180,000	1,074,408
Cano Health LLC 6.25% 10/1/28 (b)		75,000	66,616
CHS /Community Health Systems, Inc. 6.875% 4/15/29 (b)		785,000	613,321
DaVita, Inc. 3.75% 2/15/31 (b)		919,000	753,185
Encompass Health Corp. 4.75% 2/1/30		200,000	183,000
MEDNAX, Inc. 5.375% 2/15/30 (b)		500,000	439,260
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
ModivCare Escrow Issuer, Inc. 5.00% 10/1/29 (b)		$ 455,000	$ 411,589
ModivCare, Inc. 5.875% 11/15/25 (b)		935,000	927,913
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (b)		1,300,000	1,173,250
5.25% 10/1/29 (b)		730,000	646,203
Tenet Healthcare Corp.:
4.375% 1/15/30 (b)		500,000	466,500
4.875% 1/1/26 (b)		20,000	19,955
6.125% 10/1/28 (b)		4,380,000	4,275,734
			11,050,934
Pharmaceuticals – 3.4%
Bausch Health Companies, Inc. 5.00% 2/15/29 (b)		2,080,000	1,242,956
Bausch Health Cos., Inc. 4.875% 6/1/28 (b)		1,760,000	1,511,972
BellRing Brands, Inc. 7.00% 3/15/30 (b)		300,000	299,163
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (b)		255,000	229,061
Darling Ingredients, Inc. 6.00% 6/15/30		165,000	165,000
Embecta Corp.:
5.00% 2/15/30 (b)		800,000	714,240
6.75% 2/15/30 (b)		500,000	487,700
Endo Luxembourg Finance Co. I Sarl / Endo US, Inc. 6.125% 4/1/29 (b)		296,000	225,061
Option Care Health, Inc. 4.375% 10/31/29 (b)		125,000	113,936
Organon & Co. / Organon Foreign Debt Co-Issuer BV 5.125% 4/30/31 (b)		200,000	192,275
Organon Finance 1 LLC 4.125% 4/30/28 (b)		340,000	325,985
Owens & Minor, Inc. 6.625% 4/1/30 (b)		700,000	692,125
Par Pharmaceutical, Inc. 7.50% 4/1/27 (b)		575,000	449,937
Syneos Health, Inc. 3.625% 1/15/29 (b)		2,225,000	1,957,555
US Acute Care Solutions LLC 6.375% 3/1/26 (b)		500,000	474,405
			9,081,371
TOTAL HEALTH CARE	21,939,897

	Principal Amount(a)	Value
INDUSTRIALS – 12.2%
Aerospace & Defense – 2.3%
TransDigm, Inc.:
6.25% 3/15/26 (b)	$ 5,672,000	$5,769,898
8.00% 12/15/25 (b)	315,000	328,583
		6,098,481
Air Freight & Logistics – 0.3%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	790,000	750,500
Airlines – 1.2%
Air Canada 3.875% 8/15/26 (b)	510,000	475,345
American Airlines, Inc. 11.75% 7/15/25 (b)	869,000	986,098
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.50% 4/20/26 (b)	700,000	692,377
United Airlines Holdings, Inc. 4.875% 1/15/25	295,000	283,378
United Airlines, Inc. 4.375% 4/15/26 (b)	665,000	641,753
		3,078,951
Building Products – 0.1%
Thor Industries, Inc. 4.00% 10/15/29 (b)	380,000	312,550
Commercial Services & Supplies – 3.6%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.00% 6/1/29 (b)	330,000	267,003
APi Escrow Corp. 4.75% 10/15/29 (b)	500,000	440,000
Aramark Services, Inc. 5.00% 4/1/25 (b)	150,000	149,715
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.75% 7/15/27 (b)	376,000	359,458
CONDOR MERGER SUB, Inc. 7.375% 2/15/30 (b)	500,000	437,765
CoreCivic, Inc. 8.25% 4/15/26	200,000	205,856
CoreLogic, Inc. 4.50% 5/1/28 (b)	630,000	541,044
Covert Mergeco, Inc. 4.875% 12/1/29 (b)	680,000	598,199
Garda World Security Corp. 6.00% 6/1/29 (b)	300,000	247,701
GFL Environmental, Inc. 4.00% 8/1/28 (b)	2,450,000	2,203,898
HealthEquity, Inc. 4.50% 10/1/29 (b)	170,000	158,525
Madison IAQ LLC 4.125% 6/30/28 (b)	420,000	385,350

Quarterly Report	8

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
INDUSTRIALS – continued
Commercial Services & Supplies – continued
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 7/15/29 (b)	$ 795,000	$ 751,237
PROG Holdings, Inc. 6.00% 11/15/29 (b)	1,800,000	1,595,214
Rent-A-Center, Inc. 6.375% 2/15/29 (b)	155,000	135,828
Sabre GLBL, Inc. 9.25% 4/15/25 (b)	212,000	219,403
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625% 11/1/26 (b)	525,000	491,253
The ADT Corp. 4.875% 7/15/32 (b)	152,000	132,035
The Hertz Corp. 5.00% 12/1/29 (b)	450,000	394,875
		9,714,359
Construction & Engineering – 1.3%
Arcosa, Inc. 4.375% 4/15/29 (b)	270,000	245,802
Dycom Industries, Inc. 4.50% 4/15/29 (b)	1,100,000	1,009,591
Fluor Corp. 4.25% 9/15/28	348,000	331,018
Global Infrastructure Solutions, Inc. 5.625% 6/1/29 (b)	350,000	293,583
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	380,000	357,200
IEA Energy Services LLC 6.625% 8/15/29 (b)	400,000	345,000
Pike Corp. 5.50% 9/1/28 (b)	500,000	422,870
PowerTeam Services LLC 9.033% 12/4/25 (b)	205,000	161,950
Railworks Holdings LP / Railworks Rally, Inc. 8.25% 11/15/28 (b)	300,000	289,942
		3,456,956
Electrical Equipment – 0.4%
EnerSys 4.375% 12/15/27 (b)	1,177,000	1,068,751
Machinery – 0.7%
ATS Automation Tooling Systems, Inc. 4.125% 12/15/28 (b)	140,000	124,992
Dana, Inc. 4.50% 2/15/32	500,000	428,275
FXI Holdings, Inc. 12.25% 11/15/26 (b)	173,000	171,322

		Principal Amount(a)	Value

Meritor, Inc. 6.25% 6/1/25 (b)		$ 341,000	$350,751
Terex Corp. 5.00% 5/15/29 (b)		715,000	665,522
			1,740,862
Marine – 0.0%
Seaspan Corp. 5.50% 8/1/29 (b)		30,000	26,819
Professional Services – 0.8%
TriNet Group, Inc. 3.50% 3/1/29 (b)		2,475,000	2,206,487
Road & Rail – 0.6%
Uber Technologies, Inc. 7.50% 5/15/25 (b)		1,457,000	1,502,852
Trading Companies & Distributors – 0.6%
Fortress Transportation and Infrastructure Investors LLC:
5.50% 5/1/28 (b)		500,000	429,850
6.50% 10/1/25 (b)		1,100,000	1,075,250
			1,505,100
Transportation Infrastructure – 0.3%
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 7/31/29 (b)		1,035,000	918,148
TOTAL INDUSTRIALS	32,380,816
INFORMATION TECHNOLOGY – 4.0%
Communications Equipment – 0.1%
CommScope Technologies LLC 6.00% 6/15/25 (b)		322,000	299,959
Electronic Equipment, Instruments & Components – 0.4%
Atkore, Inc. 4.25% 6/1/31 (b)		875,000	798,438
TTM Technologies, Inc. 4.00% 3/1/29 (b)		155,000	137,090
			935,528
IT Services – 1.1%
Arches Buyer, Inc. 4.25% 6/1/28 (b)		500,000	456,440
Booz Allen Hamilton, Inc. 4.00% 7/1/29 (b)		50,000	47,315
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% 3/1/29 (b)		480,000	443,100
Minerva Merger Sub, Inc. 6.50% 2/15/30 (b)		500,000	458,750
Rackspace Technology Global, Inc. 3.50% 2/15/28 (b)		200,000	174,473
The Dun & Bradstreet Corp. 5.00% 12/15/29 (b)		600,000	545,622
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INFORMATION TECHNOLOGY – continued
IT Services – continued
Unisys Corp. 6.875% 11/1/27 (b)		$ 735,000	$ 675,126
			2,800,826
Software – 2.1%
Clarivate Science Holdings Corp. 4.875% 7/1/29 (b)		415,000	371,632
Consensus Cloud Solutions, Inc. 6.50% 10/15/28 (b)		330,000	297,855
Elastic N.V. 4.125% 7/15/29 (b)		1,240,000	1,085,183
Fair Isaac Corp. 4.00% 6/15/28 (b)		1,883,000	1,788,436
J2 Global, Inc. 4.625% 10/15/30 (b)		822,000	718,025
MicroStrategy, Inc. 6.125% 6/15/28 (b)		125,000	105,937
Open Text Holdings, Inc. 4.125% 12/1/31 (b)		1,100,000	991,914
PTC, Inc. 3.625% 2/15/25 (b)		70,000	69,528
Xerox Corp. 4.80% 3/1/35		250,000	201,157
			5,629,667
Technology Hardware, Storage & Peripherals – 0.3%
NCR Corp. 5.125% 4/15/29 (b)		880,000	839,243
TOTAL INFORMATION TECHNOLOGY	10,505,223
MATERIALS – 11.7%
Chemicals – 3.3%
Cerdia Finanz GmbH 10.50% 2/15/27 (b)		300,000	264,090
Consolidated Energy Finance SA 5.625% 10/15/28 (b)		440,000	402,600
CVR Partners LP / CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)		320,000	306,022
Diamond BC BV 4.625% 10/1/29 (b)		255,000	216,750
EverArc Escrow Sarl 5.00% 10/30/29 (b)		500,000	432,500
GPD Cos., Inc. 10.125% 4/1/26 (b)		200,000	199,000
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)		500,000	462,435
LSB Industries, Inc. 6.25% 10/15/28 (b)		175,000	172,963
NOVA Chemicals Corp. 4.25% 5/15/29 (b)		455,000	403,920

	Principal Amount(a)	Value

Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.00% 1/27/30 (b)	$ 455,000	$ 414,209
Olin Corp.:
5.00% 2/1/30	146,000	142,277
5.625% 8/1/29	317,000	320,232
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (b)	515,000	478,425
SCIL IV LLC / SCIL USA Holdings LLC 5.375% 11/1/26 (b)	365,000	342,308
SPCM SA 3.375% 3/15/30 (b)	1,050,000	861,000
The Chemours Co. LLC 4.625% 11/15/29 (b)	2,280,000	2,060,550
The Scotts Miracle-Gro Co. 4.50% 10/15/29	215,000	192,967
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 5.125% 4/1/29 (b)	400,000	339,513
Unifrax Escrow Issuer Corp. 5.25% 9/30/28 (b)	600,000	541,830
WR Grace Holdings LLC 5.625% 8/15/29 (b)	270,000	221,400
		8,774,991
Construction Materials – 2.6%
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,500,000	1,337,580
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	500,000	473,165
New Enterprise Stone & Lime Co., Inc. 5.25% 7/15/28 (b)	600,000	530,981
Oscar AcquisitionCo LLC / Oscar Finance, Inc. 9.50% 4/15/30 (b)	500,000	444,420
Patrick Industries, Inc. 4.75% 5/1/29 (b)	2,422,000	1,943,655
PGT Innovations, Inc. 4.375% 10/1/29 (b)	1,700,000	1,520,568
Standard Industries, Inc. 4.375% 7/15/30 (b)	867,000	781,085
		7,031,454
Containers & Packaging – 1.1%
Canpack SA / Canpack U.S. LLC 3.875% 11/15/29 (b)	1,000,000	877,500
Clydesdale Acquisition Holdings, Inc. 4/13/29 (d)(e)	180,000	171,000
Graphic Packaging International LLC 3.75% 2/1/30 (b)	150,000	133,458

Quarterly Report	10

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
MATERIALS – continued
Containers & Packaging – continued
LABL, Inc. 5.875% 11/1/28 (b)	$ 320,000	$ 292,800
Mauser Packaging Solutions Holding Co. 5.50% 4/15/24 (b)	82,000	80,991
OI European Group BV 4.75% 2/15/30 (b)	300,000	263,640
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc. 4.375% 10/15/28 (b)	833,000	750,208
Sealed Air Corp. 5.00% 4/15/29 (b)	400,000	396,928
		2,966,525
Metals & Mining – 4.1%
Allegheny Technologies, Inc.:
4.875% 10/1/29	340,000	306,214
5.125% 10/1/31	100,000	90,143
Carpenter Technology Corp. 7.625% 3/15/30	500,000	493,804
Cleveland-Cliffs, Inc. 5.875% 6/1/27	596,000	591,530
Coeur Mining, Inc. 5.125% 2/15/29 (b)	100,000	81,000
Commercial Metals Co. 4.125% 1/15/30	1,000,000	908,242
Compass Minerals International, Inc. 6.75% 12/1/27 (b)	176,000	166,329
Eldorado Gold Corp. 6.25% 9/1/29 (b)	300,000	267,619
ERO Copper Corp. 6.50% 2/15/30 (b)	500,000	434,219
First Quantum Minerals Ltd. 6.875% 10/15/27 (b)	500,000	498,750
FMG Resources August 2006 Pty Ltd. 5.875% 4/15/30 (b)	3,000,000	2,933,850
Hudbay Minerals, Inc. 4.50% 4/1/26 (b)	225,000	199,944
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	650,000	597,628
Mineral Resources Ltd.:
8.00% 11/1/27	385,000	396,706
8.125% 5/1/27 (b)	883,000	911,971
Novelis Corp. 3.875% 8/15/31 (b)	745,000	650,012
Perenti Finance Pty Ltd. 6.50% 10/7/25 (b)	500,000	485,250
Tacora Resources, Inc. 8.25% 5/15/26 (b)	300,000	286,299

		Principal Amount(a)	Value

United States Steel Corp. 6.875% 3/1/29		$ 635,000	$ 635,000
			10,934,510
Paper & Forest Products – 0.6%
Boise Cascade Co. 4.875% 7/1/30 (b)		20,000	18,550
Louisiana Pacific Corp. 3.625% 3/15/29 (b)		300,000	259,431
Pearl Merger Sub, Inc. 6.75% 10/1/28 (b)		580,000	568,493
Resolute Forest Products, Inc. 4.875% 3/1/26 (b)		515,000	481,525
Sylvamo Corp. 7.00% 9/1/29 (b)		250,000	240,516
			1,568,515
TOTAL MATERIALS	31,275,995
REAL ESTATE – 6.2%
Equity Real Estate Investment Trusts (REITs) – 5.0%
American Finance Trust, Inc. / American Finance Operating Partner LP 4.50% 9/30/28 (b)		1,015,000	860,212
Apollo Commercial Real Estate Finance, Inc. 4.625% 6/15/29 (b)		815,000	690,712
Blackstone Mortgage Trust, Inc. 3.75% 1/15/27 (b)		645,000	588,563
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LL 4.50% 4/1/27 (b)		715,000	666,737
CTR Partnership LP / CareTrust Capital Corp. 3.875% 6/30/28 (b)		345,000	313,950
HAT Holdings I LLC / HAT Holdings II LLC:
3.375% 6/15/26 (b)		1,720,000	1,591,301
6.00% 4/15/25 (b)		940,000	952,568
Iron Mountain Information Management Services, Inc. 5.00% 7/15/32 (b)		560,000	513,990
Iron Mountain, Inc.:
5.00% 7/15/28 (b)		2,340,000	2,275,966
5.25% 7/15/30 (b)		415,000	396,325
iStar, Inc. 4.25% 8/1/25		365,000	359,981
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 4.75% 6/15/29 (b)		440,000	396,000
11	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2/15/29 (b)		$ 420,000	$ 391,852
RLJ Lodging Trust LP 4.00% 9/15/29 (b)		715,000	647,075
Service Properties Trust:
4.375% 2/15/30		585,000	429,975
4.95% 2/15/27		30,000	24,934
7.50% 9/15/25		265,000	262,430
Starwood Property Trust, Inc.:
3.75% 12/31/24 (b)		1,000,000	963,170
4.375% 1/15/27 (b)		500,000	471,225
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 6.00% 1/15/30 (b)		500,000	399,268
			13,196,234
Real Estate Management & Development – 1.2%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC 5.00% 6/15/29 (b)		800,000	676,280
Howard Hughes Corp. 4.125% 2/1/29 (b)		1,000,000	917,820
Kennedy-Wilson, Inc. 4.75% 3/1/29 to 2/1/30		1,414,000	1,261,732
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25% 4/15/30 (b)		500,000	434,833
			3,290,665
TOTAL REAL ESTATE	16,486,899
UTILITIES – 1.4%
Electric Utilities – 0.8%
Clearway Energy Operating LLC 3.75% 1/15/32 (b)		808,000	693,506
NRG Energy, Inc.:
3.875% 2/15/32 (b)		745,000	655,600
6.625% 1/15/27		10,000	10,263
Pattern Energy Operations LP / Pattern Energy Operations, Inc. 4.50% 8/15/28 (b)		163,000	152,979
Vistra Operations Co. LLC:
5.00% 7/31/27 (b)		5,000	4,892

		Principal Amount(a)	Value

5.625% 2/15/27 (b)		$ 615,000	$ 615,307
			2,132,547
Independent Power and Renewable Electricity Producers – 0.2%
Leeward Renewable Energy Operations LLC 4.25% 7/1/29 (b)		570,000	498,700
Multi-Utilities – 0.4%
Calpine Corp. 3.75% 3/1/31 (b)		1,176,000	1,036,174
TOTAL UTILITIES	3,667,421
TOTAL NONCONVERTIBLE BONDS (Cost $282,479,104)	257,300,454

Money Market Fund – 0.5%
		Shares
Fidelity Cash Central Fund, 0.82% (f) (Cost $1,265,441)		1,265,188	1,265,441
TOTAL INVESTMENT IN SECURITIES – 97.0% (Cost $283,744,545)	258,565,895
NET OTHER ASSETS (LIABILITIES) – 3.0%	8,120,690
NET ASSETS – 100.0%	$ 266,686,585

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $210,088,414 or 78.8% of net assets.
(c)	Security is perpetual in nature with no stated maturity date.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Quarterly Report	12

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.82%	$7,567,723	$79,048,399	$85,350,681	$7,445	$—	$—	$1,265,441	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
13	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	14

15	Quarterly Report